Parent Only Financial Statements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 2,117,731	$ 2,005,727
Restricted cash	236,400	236,400
Loan receivable from CNM		3,331,675
Total current assets	2,624,873	8,170,617
TOTAL ASSETS	2,632,224	8,182,561
CURRENT LIABILITIES
Other payable	615,330	330,854
Total current liabilities	2,252,146	1,825,013
COMMON STOCK SUBJECT TO REPURCHASE	(236,400)	(236,400)
TOTAL LIABILITIES	2,488,546	2,061,413
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares, net of issuance costs ($0.0005 par value; 5,689,506 shares authorized, 5,689,506 shares issued and outstanding at December 31, 2012,liquidation preference of $5,689,506)	2,846	3,633
Common stock at $0.0001 par value; (83,109,978 shares authorized, issued and outstanding at December 31, 2012)	8,318	8,318
Additional paid-in capital	27,124,406	28,698,619
Accumulated deficit	(29,037,122)	(24,631,818)
Accumulated other comprehensive income	962,157	954,490
Total equity	(939,395)	5,033,242
TOTAL LIABILITIES AND EQUITY	2,632,224	8,182,561
Parent Company [Member]
CURRENT ASSETS
Cash	104	104
Restricted cash	236,400	236,400
Loan receivable from CNM	3,781,500	5,356,500
Total current assets	4,018,004	5,593,004
TOTAL ASSETS	4,018,004	5,593,004
CURRENT LIABILITIES
Other payable	615,330	330,854
Total current liabilities	615,330	330,854
COMMON STOCK SUBJECT TO REPURCHASE	236,400	236,400
TOTAL LIABILITIES	851,730	567,254
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares, net of issuance costs ($0.0005 par value; 5,689,506 shares authorized, 5,689,506 shares issued and outstanding at December 31, 2012,liquidation preference of $5,689,506)	2,846	3,633
Common stock at $0.0001 par value; (83,109,978 shares authorized, issued and outstanding at December 31, 2012)	8,318	8,318
Additional paid-in capital	27,124,407	28,698,619
Accumulated deficit	(24,159,644)	(23,875,168)
Accumulated other comprehensive income	190,347	190,348
Total equity	3,166,274	5,025,750
TOTAL LIABILITIES AND EQUITY	$ 4,018,004	$ 5,593,004